Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Existing Stock Based Compensation Plans and Outstanding Sahres

The following is a summary of key terms of the stock-based awards granted to MSC employees under the 2011 Equity Plan on March 8, 2013:

Award	Units Granted	Vesting Terms	Option/Unit Term
Unit Options	3,971,667	Time-vest ratably over 4 years; Accelerated vesting six months after a change of control event as defined by the 2011 Equity Plan	10 years

Restricted Deferred Units (“RDUs”)	3,136,150	Performance-based: Vest upon the earlier of 1) one year from the achievement of the targeted common unit value and a realization event or 2) six months from the achievement of the targeted common unit value and a change in control event, as such terms are defined by the 2011 Equity Plan	N/A

The following is a summary of existing stock based compensation plans and outstanding shares as of December 31, 2012:

Plan Name	Shares Outstanding	Plan Expiration	Vesting Terms/Status	Option Term	Number of Shares Authorized
Resolution Performance 2000 Stock Option Plan		November 2010		8 yrs 30 days(1)	n/a plan expired
Tranche A options	21,844		Fully vested
Tranche B performance options	43,731		Fully vested
Resolution Performance 2000 Non-Employee Directors Option Plan	302,433	November 2010	Fully vested	8 yrs 30 days(2)	n/a plan expired
Resolution Specialty Materials 2004 Stock Option Plan		October 2014		8 yrs 30 days(3)	1,027,197
Tranche A options	23,775		Fully vested
Tranche B performance options	47,552		Fully vested
Director options	142,664		Fully vested
BHI Acquisition Corp. 2004 Stock Incentive Plan		August 2014		10 years(4)	3,670,635
Tranche A options	891,279		Fully vested
Tranche B performance options	891,279		Fully vested
Director options	84,423		Director grants vest upon IPO / change in control
Director options	28,141		Fully vested
Hexion LLC 2007 Long-Term Incentive Plan		April 2017			1,700,000
Options to purchase units	385,500		Vest upon attainment of performance targets upon change in control	8 years(5)
Restricted stock units	94,000		Fully vested	n/a
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan		February 2021		10 years	20,800,000	(9)
Unit Options and Restricted Deferred Units (“RDUs”):
Tranche A Options and RDUs (6)	Options: 2,725,082 RDUs: 918,975		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions as defined by the 2011 Equity Plan
Tranche B Options and RDUs (7)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Tranche C Options and RDUs (8)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

(1)	63,679 Options granted between November 2000 and January 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(2)	302,433 Options granted between November 2000 and November 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(3)	213,991 Options granted between October 2004 and December 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(4)	1,895,122 Options granted between August 2004 and October 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(5)	381,500 Options granted in April 2007 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(6)	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
(7)	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
(8)	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012
(9)	The number of shares authorized under this plan was increased from 13,900,000 to 20,800,000 in March 2013

Schedule of Share-based Compensation, Stock Options, Activity

Following is a summary of the Company’s stock option plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Options outstanding at December 31, 2011	8,704,289	$5.61
Options granted	—	$—
Options exercised	—	$—
Options forfeited	(391,520)	$5.40

Options outstanding at December 31, 2012	8,312,769	$5.62

Exercisable at December 31, 2012	3,722,963	$5.89
Expected to vest at December 31, 2012	1,342,986	$5.03

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

Following is a summary of the Company’s restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	1,661,724	$4.69
Restricted units granted	—	$—
Restricted units vested	(227,092)	$4.85
Restricted units forfeited	(65,065)	$4.69

Nonvested at December 31, 2012	1,369,567	$4.66